Line of Credit (Details) (Revolving Credit, USD $)	Jun. 30, 2012
Revolving Credit
Line of Credit Facility [Line Items]
2014	$ 340,000
2015	124,000
2016	1,942,000
2017	2,770,000
Minimum Payments	$ 5,176,000